Annual Total Returns- Vanguard Total International Stock Index Fund (Institutional Select) [BarChart] - Institutional Select - Vanguard Total International Stock Index Fund - Institutional Select Shares	2017	2018	2019	2020
Total	27.61%	(14.35%)	21.59%	11.33%